Shareholder Report, Holdings (Details) - C000270979 [Member]	Jul. 31, 2026
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
iShares MSCI Brazil ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
International ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%